Income Taxes	6 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

The Company is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Ostin BVI is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Ostin HK and Austin Optronics are established in Hong Kong and are subject to statutory income tax rate at 16.5%.

The PRC subsidiaries of the Company are subject to statutory income tax rate at 25%.

The Company’s main operating subsidiary in PRC was certified as a High and New Technology Enterprise (“HNTE”) and enjoys a preferential tax rate of 15% since 2013, and the HNTE certificate needs to be renewed every three years. The subsidiary was eligible for a 15% preferential tax rate for the six months ended march 31, 2023 and 2022, and the Company has renewed its HNTE certificate in November 2019 and thus its validity extends to November 2022. The company has once again passed the high-tech enterprise qualification review in December 2022 and has been granted a high-tech enterprise certificate that will be valid for the years 2023, 2024, and 2025. This entitles the company to enjoy a preferential tax rate of 15% during the certificate’s validity period.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2023 and 2022, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2023.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 20223 and 2022 as follows:

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income before taxes excluded the amounts of loss incurring entities	$12,877	$3,295,471
PRC EIT tax rates	25%,15%	25%,15%
Tax at the PRC EIT tax rates	$1,062	$495,614
Tax effect of R&D expenses deduction	(165,682)	(355,512)
Tax effect of deferred tax recognized	7,534	137,297
Tax effect of non-deductible expenses	48,896	29,132
Income tax (benefit) provision	$(108,189)	$306,515

Income taxes for the six months ended March 31, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Current income tax	$(115,723)	$169,711
Deferred income tax	(7,534)	137,297
Total income tax (benefit) provision	$(108,189)	$306,515

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of March 31, 2023 and September 30,2022 are presented below:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Deferred tax assets:
Bad debt allowance	$115,618	$85,006
Inventory impairment provision	198,656	164,987
Other deductible temporary difference	(229,158)	(55,232)
Net operating loss carry-forward	473,754	371,643
Total	$558,870	$566,404

There was no valuation allowance for the deferred tax assets as of March 31, 2023 and September 30, 2022. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences as of March 31, 2023 and September 30, 2022.